Summary of Significant Accounting Policies - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued drilling costs	$ 5,306	$ 26,269
Accrued interest payable	29,075	9,011
Accrued rig termination fees		2,600
Other	4,063	6,962
Total accrued expenses	$ 38,444	$ 44,842